Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the year ended December 31, 2022
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$67,640	$15,479	$199,294	$-	$282,413
Operating cost and expenses
Integrated service cost	-	(5,242)	(161,551)	-	(166,793)
Promotional service and selling expenses	(66,655)	(8,075)	(7,247)	-	(81,977)
General and administrative expenses	(4,267)	(2,526)	(30,949)	-	(37,742)
Research and development expenses	(1,017)	-	(7,461)	-	(8,478)
Total operating costs and expenses	(71,939)	(15,843)	(207,208)	-	(294,990)
Total other income (expenses), net (1)	2,087	11	(195)	-	1,903
Segment loss before tax	$(2,212)	$(353)	$(8,109)	$-	$(10,674)

	For the year ended December 31, 2023
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$118,109	$30,658	$214,979	$-	$363,746
Operating cost and expenses
Integrated service cost	-	(26,428)	(183,125)	-	(209,553)
Promotional service and selling expenses	(114,356)	(11,265)	(7,461)	-	(133,082)
General and administrative expenses	(4,394)	(7,989)	4,293	(14,372)	(22,462)
Research and development expenses	(1,236)	(1,919)	(10,456)	(500)	(14,111)
Total operating costs and expenses	(119,986)	(47,601)	(196,749)	(14,872)	(379,208)
Total other income (expenses), net (1)	3,155	(183)	(1,272)	(1,245)	455
Segment income (loss) before tax	$1,278	$(17,126)	$16,958	$(16,117)	$(15,007)

	For the year ended December 31, 2024
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$170,549	$44,892	$226,456	$-	$441,897
Operating cost and expenses
Integrated service cost	-	(28,103)	(198,069)	-	(226,172)
Promotional service and selling expenses	(166,450)	(15,535)	(4,864)	-	(186,849)
General and administrative expenses	(4,627)	(1,283)	(8,534)	(32,551)	(46,995)
Research and development expenses	(1,180)	(1,420)	(4,624)	(33,020)	(40,244)
Total operating costs and expenses	(172,257)	(46,341)	(216,091)	(65,571)	(500,260)
Total other expenses, net (1)	(121)	(276)	(1,942)	(898)	(3,237)
Segment (loss) income before tax	$(1,829)	$(1,725)	$8,423	$(66,469)	$(61,600)

(1)	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.

Schedule of Assets from Continuing Operations by Segments

The total assets by segments as of December 31, 2023 and 2024 were as follows:

	December 31,	December 31,
	2023	2024
Segment assets
Auto eInsurance service	$66,274	$56,769
Technology service	14,825	39,391
Auto service	136,387	148,630
Others	5,749	1,938
Total segment assets	$223,235	$246,728